CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities	¥ 570,870	¥ 466,513
Non-current liabilities	¥ 101,566	120,803
Ordinary shares authorized (in shares)	850,000,000
Ordinary shares outstanding (in shares)	70,212,159
VIEs and VIEs Subsidiaries
Current liabilities | ¥	¥ 794,504	498,340
Non-current liabilities | ¥	80,580	258,105
VIEs and VIEs Subsidiaries | Without recourse
Current liabilities | ¥	487,937	405,701
Non-current liabilities | ¥	¥ 67,137	¥ 120,733
Class A ordinary shares
Ordinary shares authorized (in shares)	750,000,000
Ordinary shares issued (in shares)	70,212,159
Ordinary shares outstanding (in shares)	70,212,159
Class A ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	70,212,159	69,371,718
Ordinary shares outstanding (in shares)		69,371,718
Class B ordinary shares
Ordinary shares authorized (in shares)	20,000,000
Ordinary shares issued (in shares)	12,000,000
Ordinary shares outstanding (in shares)	12,000,000
Class B ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000